Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$		$
			PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 6.4%
Altice France SA
8.735% - 8.736% (TSFR3M + 3.673%) due 10/30/2028 ~		$		795		$795
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~				2,292		2,345
BDO USA PC
8.121% (TSFR1M + 3.621%) due 08/31/2028 «~				95		94
8.648% (TSFR3M + 3.643%) due 08/31/2028 «~				1,245		1,243
Belden, Inc.
TBD% due 06/10/2033				300		301
Citco Funding LLC
5.663% (TSFR3M + 3.663%) due 01/30/2033 ~				199		199
Discovery Global Holdings, Inc.
TBD% due 06/03/2033		EUR		700		802
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$		2,158		2,161
First Advantage Holdings LLC
6.482% (TSFR3M + 3.732%) due 10/31/2031 ~				2,400		2,374
Jane Street Group LLC
5.666% (TSFR3M + 3.666%) due 12/15/2031 ~				7,947		7,885
Live Nation Entertainment, Inc.
5.639% (TSFR1M + 0.000%) due 10/21/2032 ~				299		299
Newfold Digital Holdings Group, Inc.
9.364% (TSFR1M + 3.612%) due 04/30/2029 ~				21		17
QuidelOrtho Corp.
7.644% (TSFR1M + 3.644%) due 08/20/2032 ~				1,891		1,864
QXO, Inc.
TBD% due 04/30/2032				200		200
Stepstone Group Midco 2 GmbH
8.176% - 8.179% (TSFR6M + 3.679%) due 12/19/2031 ~				1,691		1,371
TransDigm, Inc.
5.894% (TSFR1M + 3.644%) due 03/22/2030 ~				199		200
6.144% (TSFR1M + 3.644%) due 01/19/2032 ~				3,682		3,686
6.144% (TSFR1M + 3.644%) due 08/19/2032 ~				199		200
UKG, Inc.
5.913% - 6.163% (TSFR3M + 3.663%) due 02/10/2031 ~				1,293		1,221
Virgin Media Bristol LLC
6.967% (TSFR6M + 3.692%) due 03/31/2031 ~				325		289
6.990% (TSFR1M + 3.633%) due 01/31/2029 ~				225		216
Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~		GBP		800		982
VistaJet Malta Finance PLC
7.442% (TSFR3M + 3.692%) due 04/01/2031 ~		$		1,813		1,823

Total Loan Participations and Assignments (Cost $30,957)						30,567

CORPORATE BONDS & NOTES 54.4%
BANKING & FINANCE 22.4%
AIB Group PLC
7.125% due 10/30/2029 •(f)(g)		EUR		2,900		3,579
Allstate Corp.
6.851% (TSFR3M + 3.200%) due 08/15/2053 ~		$		300		301
Antares Holdings LP
3.750% due 07/15/2027				250		246
Athene Global Funding
5.322% due 11/13/2031				600		599
5.583% due 01/09/2029				400		406
Banco Bilbao Vizcaya Argentaria SA
8.375% due 06/21/2028 •(f)(g)		EUR		2,000		2,471
Banco Nacional de Mexico SA
6.697% due 08/07/2036 •(g)		$		1,200		1,183
Banco Santander SA
7.250% due 12/03/2035 •(f)(g)				1,200		1,220
BGC Group, Inc.
6.150% due 04/02/2030				200		204
6.600% due 06/10/2029				100		103
Burford Capital Global Finance LLC
8.500% due 01/15/2034				3,700		3,246
Cape Lookout Re Ltd.
8.770% (FHMMUSTF + 5.250%) due 03/21/2033 ~				250		247
CI Financial Corp.
4.625% due 12/12/2031		EUR		6,800		7,877
Citadel Finance LLC
4.750% due 02/14/2029		$		250		246
5.150% due 02/14/2031				250		244

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Citrus Re Ltd.
10.039% (T-BILL 3MO + 6.250%) due 06/07/2033 ~				250		253
Commonwealth RE Ltd.
7.407% (JMMMUSTF + 3.857%) due 07/08/2030 ~				250		250
CoStar Group, Inc.
2.800% due 07/15/2030				1,700		1,530
CPI Property Group SA
4.000% due 01/22/2028 þ		GBP		1,100		1,421
6.000% due 01/27/2032		EUR		1,600		1,798
6.875% due 02/05/2033		GBP		2,000		2,476
Credit Agricole SA
7.250% due 09/23/2028 •(f)(g)		EUR		1,900		2,306
Deutsche Bank AG
10.000% due 12/01/2027 •(f)(g)				2,000		2,465
Diversified Healthcare Trust
4.375% due 03/01/2031		$		1,804		1,653
EPR Properties
4.950% due 04/15/2028				200		200
Everglades Re II Ltd.
9.289% (T-BILL 1MO + 5.500%) due 05/22/2033 ~				250		250
Flourish Century Holdings Ltd.
6.600% due 02/04/2049 ^«(b)(i)				800		0
GA Global Funding Trust
4.500% due 09/18/2030				2,300		2,230
5.400% due 01/13/2030				150		151
Global Atlantic Fin Co.
7.950% due 06/15/2033				3,100		3,432
GSG Bidco Ltd.
4.700% due 06/15/2031		EUR		700		793
Hestia Re Ltd.
13.039% (T-BILL 1MO + 9.250%) due 04/16/2029 ~		$		250		252
HLD Europe SCA
4.125% due 04/02/2030		EUR		400		461
IIFL Finance Ltd.
7.600% due 09/10/2029		$		300		302
Kaisa Group Holdings Ltd.
5.000% due 11/30/2027				2		0
5.000% due 11/30/2027				7		0
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)				17		0
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)				28		1
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)				35		1
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)				51		1
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)				47		1
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (a)				11		0
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(f)(g)		GBP		2,400		3,323
Locke Tavern Re Ltd.
7.800% (JMMMUSTF + 4.250%) due 04/11/2033 ~		$		250		251
Luca RE Ltd.
9.036% (T-BILL 3MO + 5.250%) due 07/09/2032 ~				250		250
Marex Group PLC
5.680% due 04/21/2031				3,500		3,503
Mayflower Re Ltd.
8.565% (FHMMUSTF + 5.045%) due 07/08/2030 ~				250		250
10.033% (FHMMUSTF + 6.513%) due 07/08/2030 ~				250		250
Muthoot Finance Ltd.
5.750% due 08/04/2030				3,700		3,626
Nationwide Building Society
5.750% due 06/20/2027 •(f)(g)		GBP		1,900		2,523
New Immo Holding SA
5.500% due 04/23/2031		EUR		2,500		2,870
Palm RE Ltd.
8.550% (BRMMUSDF + 5.000%) due 06/07/2033 ~		$		250		254
Piramal Finance Ltd.
7.800% due 01/29/2028				3,500		3,567
PPI Public Property Invest AB
3.875% due 10/16/2031		EUR		4,100		4,642
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		$		600		603
Quercus II Re DAC
13.324% (EUR003M + 11.000%) due 01/07/2031 ~		EUR		250		290
Recoletos RE DAC
5.289% (T-BILL 3MO + 1.500%) due 07/06/2032 ~		$		250		250
Rocket Cos., Inc.
6.125% due 08/01/2031				1,265		1,293
6.375% due 08/01/2033				5,500		5,600
6.500% due 06/15/2034				700		719
Royal Bank of Canada
4.400% due 04/17/2030 •				3,700		3,670

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Sagax AB
3.375% due 01/26/2031		EUR		4,200		4,731
4.375% due 05/29/2030				700		821
Samhallsbyggnadsbolaget I Norden Holding AB
0.750% due 11/14/2028				1,300		1,314
1.125% due 09/26/2029				1,300		1,244
Sixth Street Lending Partners
6.125% due 07/15/2030		$		750		754
Starwood Property Trust, Inc.
6.125% due 06/01/2031				500		503
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/2029				250		249
5.800% due 06/15/2031				3,800		3,757
Sutter Re Ltd.
7.289% (T-BILL 3MO + 3.500%) due 06/07/2034 ~				250		250
TP ICAP Finance PLC
2.625% due 11/18/2028		GBP		3,000		3,753
7.875% due 04/17/2030				2,600		3,702
Tremont Re Ltd.
7.786% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		$		250		249
UBS Group AG
9.250% due 11/13/2028 •(f)(g)				2,000		2,154
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/2026				500		499
Wells Fargo & Co.
3.526% due 03/24/2028 •				500		496
Winston RE Ltd.
8.800% (BRMMUSDF + 5.250%) due 05/04/2033 ~				250		251

						106,860

INDUSTRIALS 25.8%
888 Acquisitions Ltd.
8.000% due 09/30/2031 (k)		EUR		2,000		2,364
Altrad Investment Authority SAS
4.429% due 06/23/2032				1,100		1,265
American Airlines Pass-Through Trust
3.200% due 12/15/2029		$		169		164
3.375% due 11/01/2028				135		133
3.575% due 07/15/2029				55		54
5.250% due 05/10/2040				400		398
Ausgrid Finance Pty. Ltd.
0.875% due 10/07/2031		EUR		1,200		1,245
Australian Metcoal Financing Pty. Ltd.
6.250% due 10/22/2031		$		300		305
6.750% due 04/22/2034				400		413
Beignet Investor LLC
6.581% due 05/30/2049				4,632		4,728
Block, Inc.
3.500% due 06/01/2031				5,200		4,789
Burberry Group PLC
5.750% due 06/20/2030		GBP		1,800		2,411
Chanel Ceres PLC
1.000% due 07/31/2031		EUR		3,100		3,132
Cheplapharm Arzneimittel GmbH
7.125% due 06/15/2031				600		704
7.500% due 05/15/2030				850		1,008
CoreWeave, Inc.
8.500% due 07/15/2032				500		564
EC Finance PLC
3.250% due 10/15/2026				3,400		3,878
Eni SpA
0.625% due 06/14/2028				1,300		1,422
Eramet SA
6.500% due 11/30/2029				4,300		4,866
Flora Food Management BV
6.875% due 07/02/2029				2,200		2,459
7.500% due 10/31/2030				400		456
Flutter Treasury DAC
6.125% due 06/04/2031		GBP		5,400		7,159
FMC Corp.
8.000% due 06/01/2031		$		300		312
Gartner, Inc.
3.625% due 06/15/2029				1,223		1,157
3.750% due 10/01/2030				383		350
Green Palm Bidco SARL
5.957% due 06/30/2041				200		202
6.462% due 06/30/2046				400		405
Grifols SA
7.500% due 05/01/2030 (i)		EUR		308		367
Grupo Nutresa SA
8.000% due 05/12/2030		$		1,900		2,015
9.000% due 05/12/2035				2,600		2,894
GSG Bidco Ltd.
5.375% due 06/15/2036		EUR		700		794

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Keurig Dr. Pepper, Inc.
5.100% due 03/15/2027		$		250		251
Lottomatica Group SpA
4.625% due 04/30/2032 (k)		EUR		300		345
LSF12 Pillar Investments U.S., Inc.
5.750% due 05/15/2033				250		284
Maple Parent Holdings Corp.
4.728% due 03/26/2035				100		118
Mobility Global, Inc.
5.050% due 06/15/2029		$		4,800		4,809
Motion Finco SARL
7.375% due 06/15/2030		EUR		2,000		1,994
MSCI, Inc.
3.625% due 11/01/2031		$		3,800		3,527
Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029				412		365
Nissan Motor Co. Ltd.
4.345% due 09/17/2027				100		98
Noble Finance II LLC
8.000% due 04/15/2030				943		978
Origin Energy Finance Ltd.
1.000% due 09/17/2029		EUR		3,400		3,622
Paramount Global
4.600% due 01/15/2045		$		200		128
4.850% due 07/01/2042				200		135
4.900% due 08/15/2044				400		265
5.850% due 09/01/2043				200		150
QatarEnergy
4.625% due 06/23/2029				1,600		1,590
Road Michigan Property Owner I LLC
7.500% due 03/30/2045				5,500		5,485
Sage Group PLC
1.625% due 02/25/2031		GBP		3,100		3,487
SEB SA
3.625% due 06/24/2030		EUR		4,300		4,834
Smith & Nephew PLC
5.150% due 03/20/2027		$		400		402
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029				187		181
Stagwell Global LLC
5.625% due 08/15/2029				3,700		3,571
Station Casinos LLC
4.500% due 02/15/2028				775		767
Teva Pharmaceutical Finance Netherlands II BV
4.125% due 06/01/2031		EUR		3,800		4,376
Teva Pharmaceutical Finance Netherlands III BV
8.125% due 09/15/2031		$		800		902
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027		GBP		369		520
9.750% due 10/10/2027				86		121
Ubisoft Entertainment SA
0.878% due 11/24/2027 (k)		EUR		800		809
UCB SA
5.200% due 11/21/2029				900		1,079
Valaris Ltd.
8.375% due 04/30/2030		$		575		597
Venture Global LNG, Inc.
6.375% due 12/15/2034				2,300		2,262
6.625% due 06/15/2036				2,300		2,268
Virgin Media Secured Finance PLC
4.250% due 01/15/2030		GBP		1,200		1,405
4.500% due 08/15/2030		$		300		255
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032		EUR		3,600		3,625
7.750% due 04/15/2032		$		2,775		2,510
VZ Secured Financing BV
7.500% due 01/15/2033				2,500		2,395
WMG Acquisition Corp.
3.750% due 12/01/2029				3,500		3,352
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027				2,000		2,000
Yorkshire Water Finance PLC
6.375% due 11/18/2034		GBP		3,500		4,755

						123,030

UTILITIES 6.2%
AES Corp.
5.750% due 07/15/2033		$		100		101
Anglian Water Osprey Financing PLC
6.750% due 08/27/2031		GBP		1,700		2,273
Chile Electricity PEC SpA
0.000% due 01/25/2028 (e)		$		2,812		2,597
CMS Energy Corp.
2.950% due 02/15/2027				100		99

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
COX Asset Mexico SA de CV
7.750% due 05/08/2036				300		307
Edison International
6.250% due 03/15/2030				300		308
6.950% due 11/15/2029				100		105
EPH Financing International AS
6.651% due 11/13/2028		EUR		2,700		3,279
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		$		1,500		1,222
Northumbrian Water Finance PLC
4.500% due 02/14/2031		GBP		2,800		3,591
Nova Securitisation SARL
5.750% due 02/03/2031		$		3,800		3,667
Pacific Gas & Electric Co.
2.500% due 02/01/2031				400		359
3.300% due 03/15/2027				500		496
3.300% due 12/01/2027				200		196
SW Finance I PLC
2.375% due 05/28/2028		GBP		1,900		2,375
7.750% due 10/31/2031				1,800		2,479
TDC Net AS
5.000% due 08/09/2032		EUR		600		712
Veon Midco BV
3.375% due 11/25/2027		$		309		302
6.950% due 06/01/2031				2,400		2,398
7.450% due 06/01/2033				2,200		2,196
Vistra Operations Co. LLC
4.700% due 01/31/2031				200		196

						29,258

Total Corporate Bonds & Notes (Cost $262,910)						259,148

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)				10		0
0.000% due 12/31/2027 (e)				12		0
0.000% due 12/31/2028 (e)				20		0
0.000% due 12/31/2029 (e)				20		0
0.000% due 12/31/2030 (e)				25		1
0.000% due 12/31/2031 (e)				25		0
0.000% due 12/31/2032 (e)				46		0

Total Convertible Bonds & Notes (Cost $11)						1

U.S. GOVERNMENT AGENCIES 26.9%
Federal Home Loan Mortgage Corp.
3.000% due 05/01/2052				157		137
4.000% due 11/01/2053				877		820
4.500% due 07/01/2052 -12/01/2052				6,352		6,131
5.000% due 02/01/2053 - 01/01/2055				2,033		2,014
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
5.992% due 11/25/2055 «~				344		255
Federal National Mortgage Association
4.500% due 07/01/2052 - 01/01/2053				5,709		5,518
5.000% due 08/01/2052 - 02/01/2055				2,659		2,639
Government National Mortgage Association, TBA
6.000% due 09/01/2056				700		713
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2056				42,700		39,884
6.000% due 08/01/2056				7,700		7,847
6.500% due 07/01/2056				60,300		62,382

Total U.S. Government Agencies (Cost $127,645)						128,340

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Notes
3.625% due 10/31/2030 (m)(o)				4,800		4,692
4.125% due 10/31/2029 (m)(o)				9,900		9,885

Total U.S. Treasury Obligations (Cost $14,629)						14,577

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
American Home Mortgage Investment Trust
5.895% due 11/25/2045 •				29		11
Banc of America Funding Trust
4.488% due 09/20/2047 ~				254		224
7.000% due 10/25/2037				92		67
Banc of America Mortgage Trust
3.953% due 10/25/2035 ~				263		214
BCAP LLC Trust
4.203% due 05/25/2047 •				77		71
6.000% due 07/26/2037 ~				59		55

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Bear Stearns ALT-A Trust
3.871% due 04/25/2037 ~		245	166
Chase Mortgage Finance Trust
4.919% due 09/25/2036 ~		41	36
CHL Mortgage Pass-Through Trust
3.949% due 09/25/2037 ~		53	49
5.750% due 07/25/2037		81	36
6.000% due 10/25/2034		3	3
CIM Trust
5.000% due 05/25/2062 ~		517	513
Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036		15	15
Countrywide Alternative Loan Trust
4.063% due 06/25/2035 •		212	130
4.134% due 09/20/2046 •		28	30
4.143% due 07/25/2046 •		15	17
4.143% due 09/25/2046 •		181	179
4.163% due 04/25/2035 •		193	154
4.383% due 11/25/2035 •		79	75
5.063% due 10/25/2035 •		113	77
5.750% due 07/25/2035		78	46
6.000% due 08/25/2036 •		195	104
6.000% due 05/25/2037		594	248
CSMC Mortgage-Backed Trust
6.000% due 07/25/2036		567	241
CSMC Trust
2.000% due 01/25/2060		534	467
CSMC Trust Capital Certificates
3.975% due 12/29/2037 ~		3,372	1,683
DBGS Mortgage Trust
5.285% due 10/15/2039 •		1,000	1,001
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.913% due 02/25/2047 •		1,480	821
First Horizon Alternative Mortgage Securities Trust
4.493% due 08/25/2035 ~		48	39
6.000% due 05/25/2036		6	2
Harvest Funding PLC
4.643% due 11/15/2069 •	GBP	700	929
IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037	$	254	95
IndyMac INDX Mortgage Loan Trust
3.625% due 11/25/2035 ~		199	194
4.164% due 05/25/2037 ~		75	65
4.263% due 02/25/2037 •		181	119
LUX
6.316% due 08/15/2040 •		500	503
MASTR Adjustable Rate Mortgages Trust
6.400% due 11/25/2034 ~		52	51
Merrill Lynch Alternative Note Asset Trust
3.983% due 03/25/2037 •		1,700	392
Morgan Stanley Mortgage Loan Trust
3.128% due 11/25/2037 ~		221	152
PMT Loan Trust
4.978% due 08/25/2056 •		158	158
RALI Trust
3.909% due 12/26/2034 ~		214	68
4.113% due 08/25/2035 •		258	210
5.010% due 07/25/2035 ~		11	10
RFMSI Trust
6.000% due 10/25/2036		10	8
VASA Trust
4.640% due 07/15/2039 •		500	491
WaMu Mortgage Pass-Through Certificates Trust
4.235% due 12/25/2036 ~		79	74
4.542% due 07/25/2047 •		47	42

Total Non-Agency Mortgage-Backed Securities (Cost $12,857)			10,335

ASSET-BACKED SECURITIES 5.7%
CMBS OTHER 0.4%
Acore Issuer LLC
5.089% due 08/20/2043 •		500	500
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •		500	501
INCREF LLC
5.120% due 12/19/2043 •		500	501
MF1 LLC
4.957% due 02/18/2040 •		500	500

			2,002

HOME EQUITY OTHER 2.3%
ABFC Trust
4.763% due 06/25/2037 •		246	212

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
4.813% due 03/25/2034 •				329		319
ACE Securities Corp. Home Equity Loan Trust
4.588% due 12/25/2045 •				424		328
Bear Stearns Asset-Backed Securities I Trust
5.563% due 07/25/2034 •				87		100
Citigroup Mortgage Loan Trust, Inc.
4.083% due 12/25/2036 •				798		446
GSAMP Trust
4.003% due 12/25/2036 •				365		180
4.223% due 12/25/2046 •				313		155
HSI Asset Securitization Corp. Trust
4.543% due 11/25/2035 •				426		400
MASTR Asset-Backed Securities Trust
3.983% due 08/25/2036 •				443		153
4.063% due 08/25/2036 •				1,004		345
Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 01/25/2037 •				3,035		1,136
3.903% due 10/25/2036 •				578		250
3.913% due 10/25/2036 •				1,456		755
3.913% due 12/25/2036 •				79		40
4.063% due 06/25/2036 •				122		109
4.223% due 09/25/2036 •				634		264
Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ				949		309
New Century Home Equity Loan Trust
6.763% due 01/25/2033 •				42		36
People’s Financial Realty Mortgage Securities Trust
3.903% due 09/25/2036 •				3,284		761
RCKT Mortgage Trust
5.321% due 06/25/2056 þ				350		350
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 þ				2,099		501
Residential Asset Mortgage Products Trust
4.148% due 12/25/2035 •				867		731
Residential Asset Securities Corporation Trust
4.643% due 08/25/2034 •				102		103
SG Mortgage Securities Trust
4.123% due 02/25/2036 •				937		457
Structured Asset Investment Loan Trust
4.888% due 01/25/2035 •				1,024		934
5.143% due 04/25/2033 •				35		37
5.338% due 01/25/2035 •				1,102		957
5.488% due 01/25/2035 •				946		383

						10,751

WHOLE LOAN COLLATERAL 0.3%
Bear Stearns Asset-Backed Securities I Trust
4.113% due 12/25/2035 •				215		99
Lehman XS Trust
4.073% due 03/25/2037 •				428		409
Securitized Asset-Backed Receivables LLC Trust
4.263% due 03/25/2036 •				1,084		688
4.263% due 05/25/2036 •				658		352

						1,548

OTHER ABS 2.7%
37 Capital CLO II
4.941% due 04/15/2037 •				500		501
Anchorage Capital CLO 7 Ltd.
4.990% due 04/28/2037 •				500		501
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•		EUR		500		571
Bain Capital Euro CLO DAC
4.029% due 01/15/2037 •				3,100		3,548
Barings Private Credit Corp. CLO
5.126% due 05/22/2034 •		$		500		501
BCRED PC Static LLC
4.974% due 04/27/2036 •				400		400
5.334% due 04/27/2036 •				250		250
Capital Four U.S. CLO II Ltd.
5.055% due 01/20/2037 •				1,000		1,002
Harvest U.S. CLO Ltd.
4.986% due 04/18/2037 •				500		501
IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •				275		275
KKR CLO 43 Ltd.
4.771% due 04/15/2038 •				500		499
Madison Park Funding LXIX Ltd.
4.837% due 07/25/2037 •				500		501
Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •				500		501
MAST Ltd.
5.134% due 02/15/2051				488		479

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Navesink CLO 6 Ltd.
4.857% due 04/15/2037 •			1,000		1,001
Neuberger Berman Loan Advisers Euro CLO 6 DAC
3.414% due 07/15/2039 •	EUR		500		572
3.964% due 07/15/2039 •			500		572
Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •			$500		500
VB-S1 Issuer LLC
4.693% due 03/15/2056			300		294

					12,969

Total Asset-Backed Securities (Cost $30,362)					27,270

SOVEREIGN ISSUES 16.3%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033			2,400		2,392
4.875% due 04/30/2029			1,300		1,310
5.000% due 04/30/2034			1,400		1,424
Australia Government Bonds
1.000% due 11/21/2031	AUD		900		522
Bonos de la Tesoreria de la Republica en pesos
6.000% due 04/01/2033	CLP		3,695,000		4,151
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2060	BRL		2,370		375
Colombia Government International Bonds
4.500% due 11/26/2030	EUR		100		115
Colombia TES
11.000% due 08/22/2029	COP		11,584,700		3,290
11.750% due 01/24/2035			17,062,100		4,903
12.750% due 11/28/2040			4,861,500		1,484
Costa Rica Government International Bonds
6.001% due 01/16/2036	EUR		500		605
Eagle Funding Luxco SARL
5.500% due 08/17/2030			$5,100		5,127
Japan Government Thirty Year Bonds
3.200% due 09/20/2055	JPY		901,700		4,869
New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD		120		65
Pakistan Government International Bonds
6.975% due 04/24/2029			$1,600		1,605
Peru Government Bonds
7.300% due 08/12/2033	PEN		4,800		1,573
Peru Government International Bonds
5.400% due 08/12/2034			5,900		1,687
6.150% due 08/12/2032			1,109		352
6.950% due 08/12/2031			1,673		557
Qatar Government International Bonds
4.800% due 04/08/2033			$4,200		4,223
Republic of Poland Government Bonds
5.000% due 10/25/2035	PLN		30,600		8,014
Republic of South Africa Government Bonds
8.250% due 03/31/2032	ZAR		1,000		62
8.500% due 01/31/2037			12,000		730
8.875% due 02/28/2035			71,020		4,493
Serbia International Bonds
4.250% due 05/06/2031	EUR		2,100		2,405
4.875% due 05/06/2038			2,100		2,403
Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD		130		63
U.K. Gilts
4.375% due 03/07/2030	GBP		8,800		11,726
4.375% due 07/31/2054			6,603		7,362

Total Sovereign Issues (Cost $75,824)					77,887

		SHARES
COMMON STOCKS 0.5%
COMMUNICATION SERVICES 0.0%
SES SA «(c)			937		14

CONSUMER DISCRETIONARY 0.5%
Amazon.com, Inc. (c)			10,585		2,523

REAL ESTATE 0.0%
Kaisa Group Holdings Ltd.			660,175		4
Total Common Stocks (Cost $2,463)					2,541

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 «(i)		1		0

Total Warrants (Cost $0)				0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
CoBank ACB
6.750% due 07/01/2031 •(f)		350,000		354

Total Preferred Securities (Cost $350)				354

SHORT-TERM INSTRUMENTS 13.3%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (h)		527,038		527

REPURCHASE AGREEMENTS (j) 12.9%
				61,389

U.S. TREASURY BILLS 0.3%
3.703% due 07/21/2026 - 09/22/2026 (d)(e)(m)(o)		$1,380		1,373

Total Short-Term Instruments (Cost $63,682)				63,289

Total Investments in Securities (Cost $621,690)				614,309

INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III		2,413,299		23,508

Total Short-Term Instruments (Cost $23,508)				23,508

Total Investments in Affiliates (Cost $23,508)				23,508

Total Investments 133.8% (Cost $645,198)				$637,817
Financial Derivative Instruments (l)(n) 0.3% (Cost or Premiums, net $15,727)				1,534
Other Assets and Liabilities, net (34.1)%				(162,788)

Net Assets 100.0%				$476,563

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.

(i)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Flourish Century Holdings Ltd. 6.600% due 02/04/2049	02/03/2026	0	0	0.00
Grifols SA 7.500% due 05/01/2030	08/01/2025	372	367	0.08

		$372	$367	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.390%	06/24/2026	09/08/2026		$2,145	Meritage Homes Corp. 3.875% due 04/15/2029	$(2,154)	$2,145	$2,146
	3.660	06/30/2026	07/01/2026		13,100	U.S. Treasury Notes 4.250% due 02/15/2028	(13,361)	13,100	13,101
BRC	1.450	06/17/2026	TBD(2)	EUR	4,173	Forvia SE 5.375% due 03/15/2031	(4,750)	4,768	4,771
	1.550	06/17/2026	TBD(2)		619	Fnac Darty SA 4.750% due 04/01/2032	(709)	707	707
	1.880	06/17/2026	TBD(2)		4,155	Valeo SE 4.625% due 03/23/2032	(4,737)	4,748	4,752
	1.980	06/17/2026	TBD(2)		8,199	Dometic Group AB 5.000% due 09/11/2030	(4,702)	9,369	9,376
						Dufry One BV 4.500% due 05/23/2032	(4,658)
	3.350	06/22/2026	07/31/2026		$4,830	Herc Holdings, Inc. 6.000% due 03/15/2034	(4,858)	4,830	4,834
	3.380	06/22/2026	07/31/2026		2,050	Meritage Homes Corp. 5.650% due 03/15/2035	(2,056)	2,050	2,052
JML	(1.200)	06/17/2026	06/16/2026	EUR	989	LANXESS AG 0.625% due 12/01/2029	(1,133)	1,129	1,129
MYI	0.750	06/17/2026	07/08/2026		3,507	Fnac Darty SA 4.750% due 04/01/2032	(4,020)	4,007	4,008
SAL	3.000	06/22/2026	07/31/2026		$4,869	Service Properties Trust 4.375% due 02/15/2030	(4,895)	4,869	4,873
	3.430	06/22/2026	07/31/2026		9,667	American Axle & Manufacturing, Inc. 7.750% due 10/15/2033	(4,824)	9,667	9,675
						Cascades, Inc./Cascades USA, Inc. 6.750% due 07/15/2030	(4,843)

Total Repurchase Agreements							$(61,700)	$61,389	$61,424

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BRC	1.750%	06/17/2026	TBD(4)	EUR	(176)	$(201)
MYI	1.000	06/24/2026	07/08/2026		(2,096)	(2,396)
	1.850	06/17/2026	07/08/2026		(203)	(232)

Total Reverse Repurchase Agreements						$(2,829)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales
Corporate Bonds & Notes (10.0)%
Banking & Finance (1.0)%
Service Properties Trust	4.375%	02/15/2030		$5,300	$(4,758)	$(4,895)

Industrials (9.0)%
American Axle & Manufacturing, Inc.	7.750%	10/15/2033		4,800	(4,770)	(4,823)
Cascades, Inc./Cascades USA, Inc.	6.750	07/15/2030		4,600	(4,646)	(4,843)
Dometic Group AB	5.000	09/11/2030	EUR	4,000	(4,620)	(4,727)
Dufry One BV	4.500	05/23/2032		4,000	(4,665)	(4,661)
Fnac Darty SA	4.750	04/01/2032		4,000	(4,752)	(4,737)
Forvia SE	5.375	03/15/2031		4,000	(4,742)	(4,760)
Herc Holdings, Inc.	6.000	03/15/2034		$4,800	(4,730)	(4,858)
Lanxess AG	0.625	12/01/2029	EUR	1,100	(1,138)	(1,133)
Meritage Homes Corp.	3.875	04/15/2029		$2,200	(2,089)	(2,154)
Meritage Homes Corp.	5.650	03/15/2035		2,000	(1,999)	(2,056)
Valeo SE	4.625	03/23/2032	EUR	4,100	(4,734)	(4,746)
Total Industrials					(42,885)	(43,498)

Total Short Sales (10.0)%					$(47,643)	$(48,393)

(k)	Securities with an aggregate market value of $2,797 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(1,129) at a weighted average interest rate of 1.739%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.250	07/24/2026	2	$2	$(1)	$(1)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	2	2	0	0

					$(1)	$(1)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	$108.250	07/02/2026	2	$2	$0	$0
Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/02/2026	5	5	(1)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/02/2026	2	2	0	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures	110.500	07/02/2026	5	5	(1)	0
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.000	07/24/2026	6	6	(2)	0
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures	108.500	07/24/2026	8	8	(2)	(1)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures	111.000	07/24/2026	17	17	(4)	(2)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	109.000	07/10/2026	3	3	0	0
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.750	07/10/2026	3	3	0	0
Put - CME U.S. Treasury 10-Year Note July 2026 Futures	108.750	07/17/2026	3	3	(1)	0
Call - CME U.S. Treasury 10-Year Note July 2026 Futures	110.250	07/17/2026	3	3	(1)	(1)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.500	07/24/2026	3	3	(1)	(1)

					$(13)	$(5)

Total Written Options					$(14)	$(6)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	571	$62,748	$389	$0	$(237)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	726	77,716	150	0	(184)
CBOT U.S. Long Bond Futures	09/2026	116	13,166	210	0	(125)
Eurex 2 Year Euro SCHATZ Futures	09/2026	253	30,631	32	0	(25)
Long Gilt Futures	09/2026	131	15,502	318	22	(78)
SFE 10 Year Australian Bond Futures	09/2026	386	29,348	423	56	(67)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	299	33,628	143	0	(166)
Ultra U.S. Treasury Bond Futures	09/2026	391	45,417	1,174	0	(495)

				$2,839	$78	$(1,377)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	134	$(27,622)	$40	$21	$0
Eurex 10 Year Euro BUND Futures	09/2026	46	(6,693)	(71)	7	0
Eurex 30 Year Euro BUXL Futures	09/2026	21	(2,669)	(56)	6	0
Eurex 5 Year Euro BOBL Futures	09/2026	244	(32,167)	(153)	22	0
TSE Japanese 10 Year Bond Futures	09/2026	18	(14,145)	(12)	51	0

				$(252)	$107	$0

Total Futures Contracts				$2,587	$185	$(1,377)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

										Variation Margin(7)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Bath & Body Works, Inc.	(1.000)%	Quarterly	12/20/2030	1.512%		$5,300	$277	$(170)	$107	$0	$(6)
Caesars Entertainment, Inc.	(5.000)	Quarterly	12/20/2030	3.379		5,250	(434)	102	(332)	9	0
Electrolux AB	(1.000)	Quarterly	12/20/2030	1.142	EUR	3,800	65	(40)	25	2	0
Jaguar Land Rover Automotive	(5.000)	Quarterly	12/20/2030	2.584		4,800	(639)	100	(539)	12	0
Lanxess	(1.000)	Quarterly	12/20/2030	1.701		500	21	(5)	16	0	0
Macy’s Retail Holdings LLC	(1.000)	Quarterly	06/20/2030	1.219		$2,300	279	(261)	18	2	0
Navient Corp.	(5.000)	Quarterly	12/20/2030	4.374		7,000	(625)	455	(170)	0	(20)
Newell Brands, Inc.	(1.000)	Quarterly	12/20/2030	2.714		11,600	1,465	(702)	763	0	(24)
United Group BV	(5.000)	Quarterly	12/20/2030	2.472	EUR	3,000	(303)	(51)	(354)	0	(2)
Whirlpool Corp.	(1.000)	Quarterly	06/20/2030	3.948		$2,200	116	103	219	1	0
WPP Finance SA	(1.000)	Quarterly	12/20/2030	1.138	EUR	10,900	83	(15)	68	10	0

							$305	$(484)	$(179)	$36	$(52)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Air France	(5.000)%	Quarterly	06/20/2031	1.439%	EUR	3,700	$(567)	$(124)	$(691)	$0	$(4)
CCO Holdings LLC	(5.000)	Quarterly	06/20/2031	3.093		$11,200	(879)	(30)	(909)	36	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.645	EUR	800	11	3	14	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2030	0.501		$1,600	34	(1)	33	0	0
MGM Resorts International	(5.000)	Quarterly	06/20/2031	2.208		4,200	(571)	62	(509)	0	(2)
NCL Corp. Ltd.	(5.000)	Quarterly	06/20/2031	2.032		4,400	(465)	(104)	(569)	0	(5)
Oracle Corp.	(1.000)	Quarterly	06/20/2031	1.695		9,800	250	43	293	0	(1)
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.264		100	17	(8)	9	0	0
VERISURE MIDHOLDING AB SNR SE ICE	5.000	Quarterly	06/20/2031	1.139	EUR	2,000	409	(3)	406	3	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.413		$200	(1)	4	3	0	0
Worldline SA/France	5.000	Quarterly	12/20/2030	9.729	EUR	1,400	(231)	(7)	(238)	3	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2030	2.764		800	50	33	83	0	(1)

							$(1,943)	$(132)	$(2,075)	$42	$(13)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	MarketValue(5)	Asset	Liability
CDX.EM-45 5-Year Index	1.000%	Quarterly	06/20/2031		$17,400	$(434)	$131	$(303)	$5	$0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		61,751	4,736	327	5,063	0	(31)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		142,400	3,038	124	3,162	0	(18)
CDX.iTraxx Crossover 45 5-Year Index	5.000	Quarterly	06/20/2031	EUR	43,400	4,737	762	5,499	100	0
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031		53,650	1,313	77	1,390	14	0

						$13,390	$1,421	$14,811	$119	$(49)

INTEREST RATE SWAPS

										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	8,100	$(35)	$(229)	$(264)	$0	$(11)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		390	(14)	1	(13)	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	4.160	Annual	01/31/2039		3,600	(6)	146	140	11	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		5,220	120	171	291	26	0
Pay	1-Day USD-SOFR Compounded-OIS	4.002	Annual	05/28/2036		$200	(1)	1	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036		1,000	(2)	1	(1)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		22,000	357	128	485	112	0
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/15/2040		13,700	1,305	(51)	1,254	88	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		300	6	6	12	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		16,140	28	324	352	170	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		20,700	883	(256)	627	144	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	09/16/2056		100	4	(1)	3	1	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	23,400	0	(149)	(149)	1	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		37,400	0	(59)	(59)	2	0
Pay	1-Year BRL-CDI	13.013	Maturity	01/02/2029		113,500	81	(569)	(488)	47	0
Pay	1-Year BRL-CDI	13.300	Maturity	01/02/2029		14,700	0	(46)	(46)	6	0
Pay	1-Year BRL-CDI	13.359	Maturity	01/02/2029		18,200	0	(70)	(70)	8	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		24,300	0	(92)	(92)	10	0
Receive	3-Month PLN-WIBOR	5.155	Annual	10/25/2034	PLN	12,700	(228)	(101)	(329)	0	(13)
Receive	3-Month PLN-WIBOR	4.520	Annual	04/20/2036		2,300	0	(14)	(14)	0	(2)
Receive	3-Month PLN-WIBOR	4.685	Annual	04/29/2036		3,000	0	(29)	(29)	0	(3)
Receive	3-Month PLN-WIBOR	4.710	Annual	04/29/2036		4,800	0	(48)	(48)	0	(4)
Receive	3-Month PLN-WIBOR	4.180	Annual	05/22/2036		18,100	160	(131)	29	0	(15)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi- Annual	03/19/2030	AUD	14,300	117	(247)	(130)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi- Annual	12/17/2035		5,600	(62)	(177)	(239)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.660	Semi- Annual	04/01/2033	CLP	3,655,800	(152)	(46)	(198)	0	(3)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036	EUR	42,210	(986)	225	(761)	0	(56)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		10	1	6	7	0	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		21,030	798	(417)	381	27	0

							$2,374	$(1,723)	$651	$656	$(119)

Total Swap Agreements							$14,126	$(918)	$13,208	$853	$(233)

(m)	Securities with an aggregate market value of $13,176 and cash of $9,195 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $6 for closed futures and unsettled variation margin asset of $12 for closed swap agreements is outstanding at period end.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	CNH	474	$	70	$0	$0
	07/2026	NZD	3,182		1,879	72	0
	07/2026	$	1,575	AUD	2,212	0	(44)
	07/2026		47	CAD	67	0	0
	07/2026		1,415	NZD	2,504	8	0
	08/2026	CAD	67	$	47	0	0
	08/2026	NZD	2,504		1,416	0	(8)
BOA	07/2026	BRL	52		10	0	0
	07/2026	COP	758		0	0	0
	07/2026	GBP	575		768	6	0
	07/2026	NOK	1,170		118	0	0
	07/2026	$	10	BRL	52	0	0
	07/2026		392	CNH	2,651	0	(2)
	07/2026		957	EUR	822	0	(18)
	07/2026		187	JPY	29,822	0	(4)
	07/2026		212	KRW	322,519	0	(3)
	07/2026		434	NOK	4,019	0	(28)
	08/2026	ILS	845	$	284	0	0
	08/2026	$	69	INR	6,505	0	0
	09/2026	COP	1,261,041	$	320	0	(43)
	09/2026	$	18	INR	1,677	0	0
	09/2026		13,942	MXN	247,179	104	0
	10/2026		0	COP	776	0	0
BPS	07/2026	BRL	2,271	$	439	1	(2)
	07/2026	CHF	321		408	11	0
	07/2026	CNH	2,890		427	2	0
	07/2026	EUR	15,540		17,701	0	(55)
	07/2026	GBP	581		774	4	(1)
	07/2026	IDR	44,682,499		2,493	1	(2)
	07/2026	ILS	1,391		472	4	0
	07/2026	INR	82,600		860	0	(13)
	07/2026	JPY	358,100		2,220	17	0
	07/2026	KRW	198,360		130	2	0
	07/2026	NOK	975		99	1	0
	07/2026	THB	11,414		348	5	(1)
	07/2026	$	441	BRL	2,271	0	(1)
	07/2026		955	IDR	17,094,766	1	0
	07/2026		2,353	INR	223,045	5	(4)
	07/2026		225	JPY	35,850	0	(5)
	07/2026		585	KRW	897,784	0	(5)
	07/2026		42	TWD	1,330	0	0
	07/2026	ZAR	10,092	$	615	0	0
	08/2026	BRL	1,327		254	0	(1)
	08/2026	IDR	5,389,914		300	0	0
	08/2026	ILS	155		52	0	0
	08/2026	$	711	BRL	3,648	1	(11)
	08/2026		576	INR	54,640	0	0
	09/2026	IDR	5,251,433	$	289	0	(2)
	09/2026	THB	10,354		319	6	0
	09/2026	$	1,658	IDR	29,347,160	2	(31)
	09/2026		288	INR	27,323	0	(1)
	09/2026		60	THB	1,963	0	0
	12/2026		192	IDR	3,496,322	1	0
BRC	07/2026	ILS	1,505	$	509	3	0
	07/2026	NZD	4,623		2,734	108	0
	07/2026	TRY	5		0	0	0
	07/2026	$	3,381	TRY	162,161	48	0
	07/2026	ZAR	49,840	$	3,068	31	0
	08/2026	COP	433,983		115	0	(11)
BSH	07/2026	$	825	AUD	1,158	0	(24)
	07/2026		3,603	EUR	3,090	0	(72)
	07/2026		1,195	JPY	189,974	0	(26)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		2,451	NZD	4,338	13	0
	08/2026	NZD	4,338	$	2,454	0	(13)
	12/2026	PEN	1,776		525	9	0
CBK	07/2026	COP	3,039,245		797	0	(90)
	07/2026	IDR	1,329,906		74	0	0
	07/2026	ILS	1,551		534	12	0
	07/2026	INR	56,690		601	2	0
	07/2026	$	644	COP	2,255,687	13	0
	07/2026		1,952	EUR	1,674	0	(39)
	07/2026		1,190	HUF	363,762	0	(22)
	07/2026		480	IDR	8,620,387	1	0
	07/2026		585	INR	56,690	14	0
	07/2026		69	KRW	104,546	0	(2)
	07/2026		1,065	PEN	3,619	0	(7)
	07/2026		28	PLN	101	0	(1)
	07/2026		100	SEK	922	0	(5)
	07/2026		15	TWD	476	0	0
	08/2026	ILS	1,954	$	674	16	0
	08/2026	$	130	ILS	387	0	0
	08/2026		107	INR	10,152	0	0
	09/2026	CLP	3,717,873	$	4,154	117	0
	09/2026	COP	1,002,567		255	0	(33)
	09/2026	IDR	19,614,073		1,086	0	(2)
	09/2026	INR	5,795		60	0	(1)
	09/2026	PEN	2,315		677	2	0
	09/2026	THB	12,708		384	0	(1)
	09/2026	$	346	IDR	6,162,075	0	(3)
	09/2026		409	MXN	7,081	0	(6)
	09/2026		5	PEN	17	0	0
	10/2026	COP	292,917	$	82	0	(1)
	10/2026	PEN	2,223		652	4	(1)
	11/2026	COP	2,028,441		562	0	(12)
	12/2026	PEN	5,777		1,653	0	(27)
	12/2026	$	606	IDR	11,017,266	1	0
DUB	07/2026	IDR	1,169,447	$	65	0	0
	07/2026	INR	6,429		68	0	0
	07/2026	PEN	2,315		685	7	0
	07/2026	PLN	65		17	0	0
	07/2026	$	11	AUD	15	0	0
	07/2026		45	INR	4,383	1	0
	07/2026		1,075	NOK	9,985	0	(66)
	07/2026	ZAR	23,176	$	1,432	19	0
	09/2026	IDR	14,737,189		818	0	0
	09/2026	$	212	IDR	3,851,170	2	0
	09/2026		68	INR	6,473	0	0
	12/2026		199	IDR	3,603,488	0	0
FAR	07/2026	CNH	2,875	$	425	2	0
	07/2026	GBP	49,393		66,420	903	0
	07/2026	INR	20,424		216	1	0
	07/2026	PEN	1,302		385	4	0
	07/2026	PLN	5,566		1,524	45	0
	07/2026	SEK	549		57	0	0
	07/2026	SGD	9,688		7,594	106	0
	07/2026	$	1,239	CNH	8,428	2	0
	07/2026		5,667	EUR	4,969	10	0
	07/2026		214	INR	20,424	2	0
	07/2026		3,267	JPY	528,361	0	(17)
	07/2026		44	PLN	161	0	(1)
	07/2026	ZAR	33,016	$	2,001	0	(12)
	08/2026	CNH	8,410		1,239	0	(2)
	08/2026	EUR	4,969		5,675	0	(10)
	08/2026	ILS	665		232	9	0
	08/2026	JPY	514,612		3,189	16	0
	08/2026	PEN	1,433		424	5	0
	08/2026	$	57	SEK	548	0	0
	09/2026	MXN	2,177	$	126	2	0
	09/2026	$	105	INR	10,021	1	0
GLM	07/2026	BRL	443	$	88	2	0
	07/2026	COP	42,598		11	0	(1)
	07/2026	IDR	8,245,630		461	0	0
	07/2026	KRW	173,748		113	0	0
	07/2026	$	86	BRL	443	0	0
	07/2026		4,505	CAD	6,410	15	0
	07/2026		1,138	COP	3,950,659	13	0
	07/2026		460	IDR	8,245,630	1	0
	07/2026		113	KRW	173,724	0	0
	07/2026		200	PLN	744	0	(2)
	07/2026		554	TRY	26,323	7	0
	08/2026	CAD	6,401	$	4,505	0	(15)
	08/2026	$	9,586	BRL	48,929	0	(180)
	08/2026		228	INR	21,876	2	0
	09/2026	COP	2,591,698	$	721	0	(24)
	09/2026	IDR	8,293,918		460	0	0
	09/2026	MXN	131,484		7,490	18	0
	09/2026	THB	34,692		1,075	24	0
	09/2026	$	1,129	BRL	5,811	0	(20)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026		989	IDR	17,760,562	2	(6)
	09/2026		881	INR	84,732	9	0
	09/2026		632	MXN	10,972	0	(9)
	11/2026	COP	2,940,254	$	820	0	(13)
JPM	07/2026	BRL	9,463		1,839	6	0
	07/2026	ILS	4,022		1,347	0	(5)
	07/2026	INR	3,886		41	0	0
	07/2026	KRW	53,690		35	0	0
	07/2026	NOK	1,653		167	0	0
	07/2026	PLN	14,007		3,845	121	0
	07/2026	$	1,828	BRL	9,463	5	0
	07/2026		3,590	HUF	1,098,110	0	(65)
	07/2026		70	IDR	1,263,229	0	0
	07/2026		164	ILS	460	0	(9)
	07/2026		41	INR	3,886	0	0
	07/2026		52	KRW	80,246	0	0
	07/2026		543	NZD	963	4	0
	07/2026		252	THB	8,412	2	0
	07/2026		6,460	ZAR	106,170	22	(11)
	08/2026	ILS	3,525	$	1,206	20	0
	08/2026	$	228	INR	21,649	0	0
	08/2026		167	NOK	1,653	0	0
	09/2026	IDR	1,270,249	$	70	0	0
	09/2026	INR	9,456		99	0	0
	09/2026	THB	26,417		810	12	(3)
	09/2026	$	484	INR	46,116	0	0
	09/2026		4,121	MXN	71,632	0	(50)
	10/2026		1,839	BRL	9,672	0	(6)
	12/2026	MXN	5,697	$	323	2	0
MBC	07/2026	AUD	6,981		4,881	48	0
	07/2026	BRL	4,691		906	0	(3)
	07/2026	CHF	3,344		4,247	110	(2)
	07/2026	COP	2,145,088		566	0	(59)
	07/2026	EUR	11,023		12,789	194	0
	07/2026	IDR	113,450		6	0	0
	07/2026	INR	6,455		68	0	0
	07/2026	KRW	1,206,986		796	16	0
	07/2026	NOK	533		54	0	0
	07/2026	SEK	335		34	0	0
	07/2026	$	1,091	AUD	1,582	4	0
	07/2026		904	BRL	4,691	5	0
	07/2026		421	CAD	590	0	(5)
	07/2026		6,263	EUR	5,423	0	(66)
	07/2026		1,020	GBP	760	0	(12)
	07/2026		6	IDR	113,450	0	0
	07/2026		242	ILS	705	0	(5)
	07/2026		105	INR	10,158	2	0
	07/2026		1,497	JPY	237,881	0	(34)
	07/2026		2,559	NOK	23,730	0	(162)
	08/2026	AUD	1,582	$	1,091	0	(4)
	08/2026	$	81	INR	7,668	0	0
	08/2026		54	NOK	533	0	0
	08/2026		34	SEK	334	0	0
	09/2026	THB	7,285	$	218	0	(2)
	09/2026	$	1,180	INR	113,016	8	(1)
	09/2026		103	MXN	1,828	1	0
MYI	07/2026	JPY	838,600	$	5,244	86	0
	07/2026	NOK	33,385		3,507	134	0
	09/2026	MXN	2,529		145	1	0
NGF	07/2026	IDR	7,632,328		426	0	0
	07/2026	$	428	IDR	7,632,328	0	(1)
	07/2026		107	INR	10,252	2	0
	07/2026		221	TRY	10,402	1	0
	09/2026	IDR	7,675,131	$	428	2	0
	09/2026	$	211	IDR	3,762,078	0	(3)
RYL	07/2026		520	AUD	731	0	(14)
SCX	07/2026	COP	1,095,790	$	284	0	(35)
	07/2026	INR	5,062		53	0	0
	07/2026	JPY	286,200		1,785	25	0
	07/2026	$	163	IDR	2,929,970	0	0
	07/2026		140	INR	13,443	2	0
	08/2026		567		54,337	5	0
	09/2026	IDR	8,764,585	$	486	0	(1)
	09/2026	THB	14,698		453	8	0
	09/2026	$	539	IDR	9,676,104	1	(3)
	09/2026		53	INR	5,096	0	0
SOG	07/2026	BRL	3,645	$	704	0	(2)
	07/2026	CNH	4,840		716	3	0
	07/2026	EUR	83,096		96,934	1,989	0
	07/2026	SGD	14		11	0	0
	07/2026	$	886	AUD	1,283	3	0
	07/2026		719	BRL	3,645	0	(13)
	07/2026		4,672	CHF	3,780	6	0
	07/2026		103,377	EUR	90,881	464	0
	07/2026		2,901	JPY	460,949	0	(67)
	07/2026		7,492	SGD	9,703	7	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	08/2026	AUD	1,283	$	885	0	(3)
	08/2026	CAD	54		38	0	0
	08/2026	CHF	3,766		4,672	0	(6)
	08/2026	EUR	90,881		103,517	0	(463)
	08/2026	SGD	9,681		7,492	0	(8)
	08/2026	$	11	SGD	14	0	0
SSB	07/2026	CAD	7,179	$	5,206	144	0
	07/2026	CHF	114		146	4	0
	07/2026	$	41	CAD	59	0	0
	07/2026		65,813	GBP	49,788	228	0
	08/2026	CAD	59	$	41	0	0
	08/2026	COP	9,704,025		2,544	0	(264)
	08/2026	GBP	49,788		65,812	0	(228)
	09/2026	PEN	1,474		430	0	0
UAG	07/2026	PLN	65		18	1	0
	07/2026	$	3,250	EUR	2,800	0	(51)
	08/2026	COP	983,805	$	261	0	(25)
	09/2026	THB	1,393		42	0	0
	12/2026	COP	14,527,814		3,723	0	(365)

Total Forward Foreign Currency Contracts						$5,576	$(3,118)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	824	$8	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	1,460	10	0
MBC	Put - OTC USD versus KRW		1,400.000	07/09/2026	2,122	20	0
	Put - OTC USD versus KRW		1,400.000	07/10/2026	2,116	17	0

						$55	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750%	08/10/2026	413,000	$558	$4

Total Purchased Options							$613	$4

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	824	$(3)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	1,460	(3)	0
MBC	Put - OTC USD versus KRW		1,350.000	07/09/2026	2,122	(7)	0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	2,116	(5)	0

						$(18)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500%	01/31/2028	44,800	$(133)	$(180)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	500	(1)	0

							$(136)	$(181)

Total Written Options							$(154)	$(181)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION(2)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Soft Bank Group Corp.	(1.000)%	Quarterly	12/20/2030	2.787%	JPY	618,100	$366	$(92)	$274	$0
GST	Asda Group Ltd.	(5.000)	Quarterly	06/20/2031	6.304	EUR	4,500	385	(128)	257	0
	Soft Bank Group Corp.	(1.000)	Quarterly	12/20/2030	2.787	JPY	618,100	369	(96)	273	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

JPM	Indonesia Government International Bonds	(1.000)	Quarterly	06/20/2031	0.893	$11,900	(11)	(49)	0	(60)

							$1,109	$(365)	$804	$(60)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	0.814%		$300	$6	$0	$6	$0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	t	35	0	0	0	0
GST	Morgan Stanley	1.000	Quarterly	12/20/2030	0.517		1,700	31	3	34	0
JPM	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	1.177		250	8	2	10	0
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814		100	2	0	2	0

								$47	$5	$52	$0

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Receive	IBXXLLTR Index	20,902	229.640%	Maturity	09/21/2026	$4,800	$0	$(20)	$0	$(20)
	Receive	IBXXLLTR Index	66,372	230.520%	Maturity	12/21/2026	15,300	0	16	16	0
	Receive	IBOXIG Index	142,836	1.249% (SOFR plus a specified spread)	Maturity	03/22/2027	48,400	0	(920)	0	(920)

								$0	$(924)	$16	$(940)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(7)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FAR	Pay	Amazon.com,Inc.	10,585	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	$2,463	$0	$(59)	$0	$(59)

Total Swap Agreements								$1,156	$(1,343)	$872	$(1,059)

(o)

Securities with an aggregate market value of $1,698 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

t	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$27,947	$2,620	$30,567
Corporate Bonds & Notes
Banking & Finance	0	106,860	0	106,860
Industrials	0	123,030	0	123,030
Utilities	0	29,258	0	29,258
Convertible Bonds & Notes
Banking & Finance	0	1	0	1
U.S. Government Agencies	0	128,085	255	128,340
U.S. Treasury Obligations	0	14,577	0	14,577
Non-Agency Mortgage-Backed Securities	0	10,335	0	10,335
Asset-Backed Securities
CMBS Other	0	2,002	0	2,002
Home Equity Other	0	10,751	0	10,751
Whole Loan Collateral	0	1,548	0	1,548
Other ABS	0	12,398	571	12,969
Sovereign Issues	0	77,887	0	77,887
Common Stocks
Communication Services	0	0	14	14
Consumer Discretionary	2,523	0	0	2,523
Real Estate	4	0	0	4
Preferred Securities
Banking & Finance	0	354	0	354
Short-Term Instruments
Mutual Funds	527	0	0	527
Repurchase Agreements	0	61,389	0	61,389
U.S. Treasury Bills	0	1,373	0	1,373

	$3,054	$607,795	$3,460	$614,309
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,508	$0	$0	$23,508

Total Investments	$26,562	$607,795	$3,460	$637,817

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(48,393)	$0	$(48,393)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	164	874	0	1,038
Over the counter	0	6,452	0	6,452

	$164	$7,326	$0	$7,490
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(170)	(1,446)	0	(1,616)
Over the counter	0	(4,358)	0	(4,358)

	$(170)	$(5,804)	$0	$(5,974)

Total Financial Derivative Instruments	$(6)	$1,522	$0	$1,516

Totals	$26,556	$560,924	$3,460	$590,940

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust